Note 20 - Business Segments (Details) - Segment Assets - JPY (¥) ¥ in Thousands	Mar. 31, 2015	Mar. 31, 2014
Segment assets:
Segment assets	¥ 108,705,315	¥ 103,866,575
Network Service and Systems Integration Business [Member]
Segment assets:
Segment assets	105,160,187	100,860,325
ATM Operation Business [Member]
Segment assets:
Segment assets	¥ 3,545,128	¥ 3,006,250